Contracted concessional assets (Tables)	9 Months Ended
Sep. 30, 2018
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Contracted concessional assets cost	10,413,330	10,633,769
Amortization and impairment	(1,806,387)	(1,549,499)
Total	8,606,943	9,084,270